Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2021
Entity Registrant Name	SEI INSTITUTIONAL MANAGED TRUST
Entity Central Index Key	0000804239
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 28, 2022
Document Effective Date	Jan. 31, 2022
Prospectus Date	Jan. 31, 2022
Class F Prospectus | SIMT Large Cap Fund | Class F
Prospectus:
Trading Symbol	SLGAX
Class F Prospectus | SIMT LARGE CAP VALUE FUND | CLASS F
Prospectus:
Trading Symbol	TRMVX
Class F Prospectus | SIMT LARGE CAP GROWTH FUND | CLASS F
Prospectus:
Trading Symbol	SELCX
Class F Prospectus | SIMT Large Cap Index Fund | Class F
Prospectus:
Trading Symbol	SLGFX
Class F Prospectus | SIMT TAX-MANAGED LARGE CAP FUND | CLASS F
Prospectus:
Trading Symbol	TMLCX
Class F Prospectus | SIMT S&P 500 Index Fund | Class F
Prospectus:
Trading Symbol	SSPIX
Class F Prospectus | SIMT Small Cap Fund | Class F
Prospectus:
Trading Symbol	SLLAX
Class F Prospectus | SIMT SMALL CAP VALUE FUND | CLASS F
Prospectus:
Trading Symbol	SESVX
Class F Prospectus | SIMT SMALL CAP GROWTH FUND | CLASS F
Prospectus:
Trading Symbol	SSCGX
Class F Prospectus | SIMT TAX-MANAGED SMALL/MID CAP FUND | CLASS F
Prospectus:
Trading Symbol	STMSX
Class F Prospectus | SIMT MID CAP FUND | CLASS F
Prospectus:
Trading Symbol	SEMCX
Class F Prospectus | SIMT US MANAGED VOLATILITY FUND | CLASS F
Prospectus:
Trading Symbol	SVOAX
Class F Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND | CLASS F
Prospectus:
Trading Symbol	SVTAX
Class F Prospectus | SIMT Tax-Managed Managed Volatility Fund | Class F
Prospectus:
Trading Symbol	TMMAX
Class F Prospectus | SIMT Tax-Managed International Managed Volatility Fund | Class F
Prospectus:
Trading Symbol	SMINX
Class F Prospectus | SIMT REAL ESTATE FUND | CLASS F
Prospectus:
Trading Symbol	SETAX
Class F Prospectus | SIMT CORE FIXED INCOME FUND | CLASS F
Prospectus:
Trading Symbol	TRLVX
Class F Prospectus | SIMT HIGH YIELD BOND FUND | CLASS F
Prospectus:
Trading Symbol	SHYAX
Class F Prospectus | SIMT Conservative Income Fund | Class F
Prospectus:
Trading Symbol	COIAX
Class F Prospectus | SIMT Tax-Free Conservative Income Fund | Class F
Prospectus:
Trading Symbol	TFCAX
Class F Prospectus | SIMT Real Return Fund | Class F
Prospectus:
Trading Symbol	SRAAX
Class F Prospectus | SIMT Dynamic Asset Allocation Fund | Class F
Prospectus:
Trading Symbol	SDYAX
Class F Prospectus | SIMT Multi-Strategy Alternative Fund | Class F
Prospectus:
Trading Symbol	SMSAX
Class F Prospectus | SIMT MULTI-ASSET ACCUMULATION FUND | Class F
Prospectus:
Trading Symbol	SAAAX
Class F Prospectus | SIMT MULTI-ASSET INCOME FUND | Class F
Prospectus:
Trading Symbol	SIOAX
Class F Prospectus | SIMT MULTI-ASSET INFLATION MANAGED FUND | Class F
Prospectus:
Trading Symbol	SIFAX
Class F Prospectus | SIMT MULTI-ASSET CAPITAL STABILITY FUND | Class F
Prospectus:
Trading Symbol	SCLAX
Class I Prospectus | SIMT LARGE CAP VALUE FUND | CLASS I
Prospectus:
Trading Symbol	SEUIX
Class I Prospectus | SIMT LARGE CAP GROWTH FUND | CLASS I
Prospectus:
Trading Symbol	SPGIX
Class I Prospectus | SIMT S&P 500 Index Fund | Class I
Prospectus:
Trading Symbol	SPIIX
Class I Prospectus | SIMT SMALL CAP VALUE FUND | CLASS I
Prospectus:
Trading Symbol	SMVIX
Class I Prospectus | SIMT SMALL CAP GROWTH FUND | CLASS I
Prospectus:
Trading Symbol	SPWIX
Class I Prospectus | SIMT MID CAP FUND | CLASS I
Prospectus:
Trading Symbol	SIPIX
Class I Prospectus | SIMT US MANAGED VOLATILITY FUND | Class I
Prospectus:
Trading Symbol	SEVIX
Class I Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND | Class I
Prospectus:
Trading Symbol	SGMIX
Class I Prospectus | SIMT REAL ESTATE FUND | Class I
Prospectus:
Trading Symbol	SEIRX
Class I Prospectus | SIMT CORE FIXED INCOME FUND | CLASS I
Prospectus:
Trading Symbol	SCXIX
Class I Prospectus | SIMT HIGH YIELD BOND FUND | Class I
Prospectus:
Trading Symbol	SEIYX
Class I Prospectus | SIMT Real Return Fund | Class I
Prospectus:
Trading Symbol	SSRIX
Class Y Prospectus | SIMT Large Cap Fund | Class Y
Prospectus:
Trading Symbol	SLYCX
Class Y Prospectus | SIMT LARGE CAP VALUE FUND | Class Y
Prospectus:
Trading Symbol	SVAYX
Class Y Prospectus | SIMT LARGE CAP GROWTH FUND | Class Y
Prospectus:
Trading Symbol	SLRYX
Class Y Prospectus | SIMT TAX-MANAGED LARGE CAP FUND | Class Y
Prospectus:
Trading Symbol	STLYX
Class Y Prospectus | SIMT Small Cap Fund | Class Y
Prospectus:
Trading Symbol	SMYFX
Class Y Prospectus | SIMT SMALL CAP VALUE FUND | Class Y
Prospectus:
Trading Symbol	SPVYX
Class Y Prospectus | SIMT SMALL CAP GROWTH FUND | Class Y
Prospectus:
Trading Symbol	SMAYX
Class Y Prospectus | SIMT TAX-MANAGED SMALL/MID CAP FUND | Class Y
Prospectus:
Trading Symbol	STMPX
Class Y Prospectus | SIMT MID CAP FUND | Class Y
Prospectus:
Trading Symbol	SFDYX
Class Y Prospectus | SIMT US MANAGED VOLATILITY FUND | Class Y
Prospectus:
Trading Symbol	SUSYX
Class Y Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND | Class Y
Prospectus:
Trading Symbol	SGLYX
Class Y Prospectus | SIMT Tax-Managed Managed Volatility Fund | Class Y
Prospectus:
Trading Symbol	STVYX
Class Y Prospectus | SIMT Tax-Managed International Managed Volatility Fund | Class Y
Prospectus:
Trading Symbol	SIMYX
Class Y Prospectus | SIMT REAL ESTATE FUND | Class Y
Prospectus:
Trading Symbol	SREYX
Class Y Prospectus | SIMT CORE FIXED INCOME FUND | Class Y
Prospectus:
Trading Symbol	SCFYX
Class Y Prospectus | SIMT HIGH YIELD BOND FUND | Class Y
Prospectus:
Trading Symbol	SIYYX
Class Y Prospectus | SIMT Conservative Income Fund | Class Y
Prospectus:
Trading Symbol	COIYX
Class Y Prospectus | SIMT Tax-Free Conservative Income Fund | Class Y
Prospectus:
Trading Symbol	TFCYX
Class Y Prospectus | SIMT Real Return Fund | Class Y
Prospectus:
Trading Symbol	SRYRX
Class Y Prospectus | SIMT Dynamic Asset Allocation Fund | Class Y
Prospectus:
Trading Symbol	SDYYX
Class Y Prospectus | SIMT Multi-Strategy Alternative Fund | Class Y
Prospectus:
Trading Symbol	SMUYX
Class Y Prospectus | SIMT MULTI-ASSET ACCUMULATION FUND | Class Y
Prospectus:
Trading Symbol	SMOYX
Class Y Prospectus | SIMT MULTI-ASSET INCOME FUND | Class Y
Prospectus:
Trading Symbol	SLIYX
Class Y Prospectus | SIMT MULTI-ASSET INFLATION MANAGED FUND | Class Y
Prospectus:
Trading Symbol	SLFYX
Class Y Prospectus | SIMT MULTI-ASSET CAPITAL STABILITY FUND | Class Y
Prospectus:
Trading Symbol	SMLYX